STOCK OPTIONS AND WARRANTS (Schedule of Fair Value Assumptions) (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Stock options [Member] | Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term		5 years
Expected volatility, minimum		162.35%
Expected volatility, maximum		186.00%
Risk free interest rate, minimum		1.58%
Risk free interest rate, maximum		2.13%
Expected dividend yield		0.00%
Stock options [Member] | Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	5 years	5 years
Expected volatility	161.31%	185.66%
Risk free interest rate	1.35%	1.46%
Expected dividend yield	0.00%	0.00%
Stock options [Member] | Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	117.09%
Expected volatility, maximum	160.52%
Risk free interest rate	0.77%
Expected dividend yield	0.00%
Stock options [Member] | Officer [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	2 years 6 months
Stock options [Member] | Officer [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	3 years 3 months
Warrants [Member] | Series A Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term		3 years
Expected volatility		173.03%
Risk free interest rate		0.88%
Expected dividend yield		0.00%
Warrants [Member] | Capital Lease Obligation [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term		5 years
Expected volatility		173.03%
Risk free interest rate		0.88%
Expected dividend yield		0.00%
Warrants [Member] | Heartland Bank [Member] | Term Loan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term		4 years
Expected volatility		169.51%
Risk free interest rate		1.63%
Expected dividend yield		0.00%